ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
15.	ORDINARY SHARES

Prior to Acquisition, CFAC has issued and outstanding 5,320,312 ordinary shares.

As described in Note 1, Wowjoint issued 5,700,000 ordinary shares to Beijing Wowjoint’s shareholders on February 22, 2010. In connection with the Acquisition, the holders of 1,374,089 of the ordinary shares sold in CFAC's initial public offering elected to redeem their shares. Wowjoint also entered into "forward contracts" to purchase 1,696,258 ordinary shares in privately negotiated transactions from shareholders who would otherwise have voted against the business combination.

After giving effect to the issuance of 5,700,000 ordinary shares to Wowjoint’s shareholders, the redemptions and the forward contract payments, there are 7,949,965 ordinary shares of Wowjoint outstanding as of December 31, 2011.

The Company issued stock compensation of 21,500 common shares in October 2011 for services performed by a financial consultant. These shares were valued at market on the date of their approval for issuance. The company recorded $35,690 in compensation expense, included in general and administrative expenses, related to this share issuance. After issuing the shares, there are 7,971,465 ordinary shares of Wowjoint outstanding as of December 31, 2011.

On April 8, 2012, a special 6% stock dividend was paid to all holders of ordinary share, and holders of unit consisting one ordinary share and one warrant as of record date of March 31, 2012. Prior to the stock dividend, there were 7,971,465 ordinary shares issued and outstanding as of December 31, 2011. After the 6% stock dividend and stock issued for services, there were 8,459,272 ordinary shares issued and outstanding as of December 31, 2012.

The movement of ordinary shares during the year ended in December 31, 2012 and 2011 is summarized below:

Issued and outstanding shares of CFAC prior to acquisition	5,320,312
Shares redeemed	(1,374,089)
Shares under forward contact	(1,696,258)
2,249,965
Shares issued to Beijing Wowjoint’s shareholders	5,700,000
Shares issued for services	21,500
Outstanding shares as at December 31, 2011	7,971,465
Stock issued for services	9,500
Shares issued for dividends paid	478,307
Outstanding shares as of December 31,2012	8,459,272